COMMITMENTS	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
COMMITMENTS	NOTE 7 – COMMITMENTS The Company’s Israeli subsidiary’s fixed assets (motor vehicles) are secured against bank borrowings.